Prepayments and Other Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Prepayments and Other Assets, Net [Abstract]
Schedule of Prepayments and Other Assets, Net

As of March 31, 2025, and 2024, prepayments and other assets, net, consisted of the following:

	As of March 31,
	2025	2024
Deposits	$79,619	$103,517
Less: allowance for expected credit losses	(805)	(990)
	78,814	102,527
Less: amounts classified as non-current assets	(68,290)	(71,044)
Amounts classified as current assets	10,524	31,483

Prepayments	5,762,642	6,309,779
Less: amounts classified as non-current assets	(1,619,424)	(3,888,607)
Amounts classified as current assets	$4,143,218	$2,421,172

Schedule of Movement of Allowance for Expected Credit Losses

The movement of allowance for expected credit losses is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$990	$-
(Reversal of) provision for expected credit losses	(190)	990
Foreign exchange difference	5	-
Balance at end of the year	$805	$990